Financial Instruments and Fair Value Disclosures (Schedule of Company's Charter Revenues) (Details) - Customer Concentration Risk - Revenue Benchmark	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Minimum
Concentration Risk [Line Items]
Percentage of charter revenues	10.00%	10.00%
Cargill International SA
Concentration Risk [Line Items]
Percentage of charter revenues		0.13%	0.19%
Koch Shipping PTE LTD. Singapore
Concentration Risk [Line Items]
Percentage of charter revenues			0.15%
Nippon Yusen Kaisha
Concentration Risk [Line Items]
Percentage of charter revenues	0.11%